Lease Liabilities (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Lease Liabilities Arising From Financing Activities [Line Items]
Balance at beginning of period	€ 593,725
Repayment of lease liabilities (including interest expense)	154,713
Balance at end of period	631,097
Non-current	497,543	€ 471,083
Current	133,554	€ 122,642
Lease liabilities
Disclosure Of Lease Liabilities Arising From Financing Activities [Line Items]
Interest expense	11,511
Repayment of lease liabilities (including interest expense)	(78,461)
Additions due to new leases and store renewals	97,868
Decrease of lease liabilities due to store closures	(3,416)
Translation differences	€ 9,870